SECURED BORROWINGS (Tables)	9 Months Ended
Sep. 30, 2019
SECURED BORROWINGS [Abstract]
Secured Borrowings
The Company’s secured borrowings, net as of September 30, 2019 and December 31, 2018 are presented below (dollars in thousands):

	Outstanding principal balance as of		Weighted average interest rate(1) as of
	September 30, 2019(2)	December 31, 2018(2)	September 30, 2019	December 31, 2018	Maturity date
Securitization Notes	$—	$85,584	—	3.08%	—
Nord LB Facility	98,282	108,882	3.88%	4.29%	January 2020
Term Loan	390,965	407,768	4.51%	5.17%	February 2023
Magellan Acquisition Limited Facility	285,320	305,226	4.14%	4.18%	December 2025
Fly Acquisition III Facility (3)	100,157	190,457	4.45%	4.10%	—
Fly Aladdin Acquisition Facility	307,885	467,179	4.78%	4.59%	June 2023
Fly Aladdin Engine Funding Facility	42,719	43,829	4.95%	4.95%	December 2021 – April 2022
Other Aircraft Secured Borrowings	715,975	807,882	4.28%	4.44%	December 2020 – June 2028
Total outstanding principal balance	1,941,303	2,416,807
Unamortized debt discounts and loan costs	(25,868)	(36,938)
Total secured borrowings, net	$1,915,435	$2,379,869

(1)	Represents the contractual interest rates and effect of derivative instruments and excludes the amortization of debt discounts and debt issuance costs.
(2)	As of September 30, 2019 and December 31, 2018, accrued interest on secured borrowings totaled $11.4 million and $10.9 million, respectively.
(3)	The Fly Acquisition III Facility was repaid in October 2019.